Schedule of Disaggregation of Revenue (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disaggregation of Revenue [Line Items]
Total revenue	$ 1,328,371	$ 1,553,635	$ 3,298,361	$ 3,554,712	$ 3,008,654
Transferred over Time [Member]
Disaggregation of Revenue [Line Items]
Total revenue	34,166	74,223	303,542	168,723	230,874
Transferred at Point in Time [Member]
Disaggregation of Revenue [Line Items]
Total revenue	1,294,205	1,479,412	2,994,819	3,385,989	2,777,780
Transferred at Point in Time [Member] | Golf Operations One Time Green Fees [Member]
Disaggregation of Revenue [Line Items]
Total revenue	994,774	1,146,658	2,139,636	2,475,133	2,079,741
Transferred at Point in Time [Member] | Sales of Food and Beverage [Member]
Disaggregation of Revenue [Line Items]
Total revenue	225,803	245,261	648,738	682,281	517,694
Transferred at Point in Time [Member] | Sales of Merchandise [Member]
Disaggregation of Revenue [Line Items]
Total revenue	44,504	51,092	115,262	138,450	99,366
Transferred at Point in Time [Member] | Ancillary Revenue [Member]
Disaggregation of Revenue [Line Items]
Total revenue	$ 29,124	$ 36,401	$ 91,183	$ 90,125	$ 80,979